Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission income [abstract]
Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15
Fee and commission income from contracts with customers broken down by main types of services, are detailed as follows:

	December 31,
	2023	2022	2021
Structured loans	7,427	4,926	4,269
Documentary and stand-by letters of credit	20,844	14,033	12,119
Other commissions, net	4,248	832	1,910
Total	32,519	19,791	18,298

Schedule of ordinary income that is expected to be recognized on the contracts in force
The following table provides information on the ordinary income that is expected to be recognized on the existing contracts:

December 31, 2023
Up to 1 year	4,553
From 1 to 2 years	1,370
More than 2 years	2,361
Total	8,284